Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation: These financial statements consolidate the operations and accounts of AK Steel Holding Corporation (“AK Holding”), its wholly-owned subsidiary AK Steel Corporation (“AK Steel”), all subsidiaries in which AK Holding has a controlling interest, and two variable interest entities for which AK Steel is the primary beneficiary. Unless the context indicates otherwise, references to “we,” “us” and “our” refer to AK Holding and its subsidiaries. We also operate Mexican and European trading companies that buy and sell steel and steel products and other materials. We manage operations on a consolidated, integrated basis so that we can use the most appropriate equipment and facilities for the production of a product, regardless of product line. Therefore, we conclude that we operate in a single business segment. All intercompany transactions and balances have been eliminated.

Use of Estimates
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the amounts reported. We base these estimates on historical experience and information available to us about current events and actions we may take in the future. Estimates and assumptions affect significant items that include the carrying value of long-lived assets, including investments and goodwill; valuation allowances for receivables, inventories and deferred income tax assets; legal and environmental liabilities; workers compensation and asbestos liabilities; share-based compensation; excess cost of operations; and assets and obligations of employee benefit plans. There can be no assurance that actual results will not differ from these estimates.

Revenue Recognition
Revenue Recognition: Revenue from sales of products is recognized at the time that title and the risks and rewards of ownership pass, which can be on the date of shipment or the date of receipt by the customer depending on when the terms of customers’ arrangements are met, the sales price is fixed or determinable, and collection is reasonably assured.

Revenue Recognition, Excise And Sales Taxes		Sales taxes collected from customers are recorded on a net basis with no revenue recognized.
Cost of Products Sold
Cost of Products Sold: Cost of products sold consists primarily of raw materials, energy costs, supplies consumed in the manufacturing process, manufacturing labor, contract labor and direct overhead expense necessary to manufacture the finished steel product, as well as distribution and warehousing costs.

Cost of Products Sold, Equity Method Investments
Our share of the income (loss) of investments in associated companies accounted for under the equity method is included in costs of products sold since these operations are integrated with our overall steelmaking operations, except for our share of the income (loss) of Magnetation LLC, which is included in other income (expense).

Share-Based Compensation		Share-Based Compensation: Compensation costs for stock awards granted under our Stock Incentive Plan are recognized over their vesting period using the straight-line method.
Legal Fees
Legal Fees: Legal fees associated with litigation and similar proceedings that are not expected to provide a benefit in future periods are generally expensed as incurred. Legal fees associated with activities that are expected to provide a benefit in future periods, such as costs associated with the issuance of debt, are generally capitalized as incurred.

Income Taxes
Income Taxes: Interest and penalties from uncertain tax positions are included in income tax expense. Deferred tax assets do not include certain amounts that arise from tax deductions from share-based compensation in excess of compensation recognized for financial reporting when net operating loss carryforwards are created. We use tax law ordering to determine when excess tax benefits have been realized.

Earnings per Share
Earnings per share are calculated using the “two-class” method. Under the “two-class” method, undistributed earnings are allocated to both common shares and participating securities. We divide the sum of distributed earnings to common stockholders and undistributed earnings to common stockholders by the weighted-average number of common shares outstanding during the period. The restricted stock granted by AK Holding is entitled to dividends before vesting and meets the criteria of a participating security.

Earnings per Share: Earnings per share is calculated using the “two-class” method. Under the “two-class” method, undistributed earnings are allocated to both common shares and participating securities. We divide the sum of distributed earnings to common stockholders and undistributed earnings allocated to common stockholders by the weighted-average number of common shares outstanding during the period. The restricted stock granted by AK Holding is entitled to dividends before vesting and meets the criteria of a participating security.

Cash Equivalents		Cash Equivalents: Cash equivalents include short-term, highly-liquid investments that are readily convertible to known amounts of cash and have an original maturity of three months or less.
Inventories
Inventories: Inventories are valued at the lower of cost or market. We measure the cost of the majority of inventories on the last-in, first-out (LIFO) method. Other inventories are measured principally at average cost and consist mostly of foreign inventories and certain raw materials.

Property, Plant and Equipment
Property, Plant and Equipment: Plant and equipment are depreciated under the straight-line method over their estimated lives. Estimated lives are as follows: land improvements over 20 years, leaseholds over the life of the lease, buildings over 40 years and machinery and equipment over two to 20 years. The estimated weighted-average life of our machinery and equipment is 12 years at the end of the current year. Costs incurred to develop coal mines are capitalized when incurred. We use the units-of-production method utilizing only proven and probable reserves in the depletion base to compute the depletion of coal reserves and mine development costs.

Property, Plant and Equipment, Planned Major Maintenance Activities		We expense costs associated with major maintenance activities at our operating facilities in the period in which they occur.
Property, Plant and Equipment, Impairment or Disposal of Long-Lived Assets
We review the carrying value of long-lived assets to be held and used and long-lived assets to be disposed of when events and circumstances warrant such a review. If the carrying value of a long-lived asset exceeds its fair value, an impairment has occurred and a loss is recognized based on the amount by which the carrying value exceeds the fair value, less cost to dispose, for assets to be sold or abandoned. We determine fair value by using quoted market prices, estimates based on prices of similar assets or anticipated cash flows discounted at a rate commensurate with risk.

Equity and Cost Method Investments, Policy [Policy Text Block]
Investments: Investments in associated companies are accounted for under the equity method. We review investments for impairment when circumstances indicate that a loss in value below its carrying amount is other than temporary.

Goodwill
Goodwill: Goodwill relates to our tubular business. We review goodwill for potential impairment at least annually on October 1 each year and whenever events or circumstances make it more likely than not that impairment may have occurred. Considering operating results and the estimated fair value of the business, the most recent annual goodwill impairment test indicated that the fair value of our tubular business reporting unit was in excess of its carrying value. No goodwill impairment was recorded as a result of the 2015, 2014 and 2013 annual impairment tests.

Debt Issuance Costs		Debt Issuance Costs: Debt issuance costs for the revolving credit facility are included in other non-current assets and all other debt issuance costs reduce the carrying amount of long-term debt.
Pension and Other Postretirement Benefits
Pension and Other Postretirement Benefits: We recognize, as of the measurement date, any unrecognized actuarial net gains or losses that exceed 10% of the larger of the projected benefit obligations or the plan assets, defined as the “corridor”. Amounts inside the corridor are amortized over the plan participants’ life expectancy. We determine the expected return on assets using the fair value of plan assets.

Concentrations of Credit Risk
Concentrations of Credit Risk: We are primarily a producer of carbon, stainless and electrical steels and steel products, which are sold to a number of markets, including automotive, industrial machinery and equipment, construction, power distribution and appliances. Net sales by product line are presented below:

	2015	2014	2013
Carbon	$4,746.8	$4,423.3	$3,643.4
Stainless and electrical	1,733.0	1,836.5	1,705.3
Tubular	201.3	231.4	220.7
Other	11.8	14.5	1.0
Total	$6,692.9	$6,505.7	$5,570.4

Percentages of our net sales attributable to various markets are presented below:

	2015	2014	2013
Automotive	60%	53%	51%
Infrastructure and Manufacturing	16%	18%	20%
Distributors and Converters	24%	29%	29%

We sell domestically to customers located primarily in the Midwestern and Eastern United States and to foreign customers, primarily in Canada, Mexico and Western Europe. Net sales to customers located outside the United States totaled $855.7, $755.4 and $708.0 for 2015, 2014 and 2013. We had two customers that accounted for 12% and 11% of net sales in 2015. No customer accounted for more than 10% of our net sales during 2014 and 2013.

Concentrations of Credit Risk, Trade Accounts Receivable
Approximately 65% and 43% of accounts receivable outstanding at December 31, 2015 and 2014, are due from businesses associated with the U.S. automotive industry, including 20% and 14% of receivables due from one automotive customer as of December 31, 2015 and 2014. Except in a few situations where the risk warrants it, collateral is not required on accounts receivable. While we believe our recorded accounts receivable will be collected, in the event of default we would follow normal collection procedures. We maintain an allowance for doubtful accounts for the loss that would be incurred if a customer is unable to pay amounts due. We determine this allowance based on various factors, including the customer’s financial condition and changes in customer payment patterns. We write off accounts receivable against the allowance for doubtful accounts when it is remote that collection will occur.

Union Contracts
Union Contracts: At December 31, 2015, we employed approximately 8,500 people, of which approximately 6,300 are represented by labor unions under various contracts that expire between 2016 and 2019. On February 5, 2015, members of the United Steelworkers, Local 1190, ratified a labor agreement covering approximately 215 production and maintenance employees at Mountain State Carbon, LLC. The new agreement took effect on March 1, 2015 and will expire on March 1, 2019. This is the initial labor agreement with the union at Mountain State Carbon. On May 8, 2015, members of the United Auto Workers, Local 4104, ratified a labor agreement covering approximately 140 production and maintenance employees at Zanesville Works. The new agreement took effect on May 20, 2015 and will expire on May 31, 2019. An agreement with the United Auto Workers, Local 3462, which represents approximately 330 employees at our Coshocton Works, is scheduled to expire on March 31, 2016. An agreement with the United Auto Workers, Local 3303, which represents approximately 1,240 employees at our Butler Works, is scheduled to expire on October 1, 2016.

Financial Instruments, Marketable Securities
Financial Instruments: We classify investments in equity securities as available-for-sale and carry them at fair value with unrealized gains and losses, net of tax, reported in other comprehensive income. Realized gains and losses on sales of available-for-sale securities are computed based upon initial cost adjusted for any other-than-temporary declines in fair value. We have no investments that are considered to be trading securities.

Financial Instruments, Derivatives
We are a party to derivative instruments that are designated and qualify as hedges for accounting purposes. We may also use derivative instruments to which we do not apply hedge accounting treatment. Our objective in using these instruments is to protect earnings and cash flows from fluctuations in the fair value of selected commodities and currencies.

Fluctuations in the price of certain commodities we use in production processes and in the selling price of certain commodity steel (hot roll carbon steel coils) may affect our income and cash flows. We have implemented raw material and energy surcharges for spot market customers and some contract customers. For certain commodities where such exposure exists, we may use cash-settled commodity price swaps, collars and purchase options, with a duration of up to three years, to hedge the price of a portion of our natural gas, iron ore, electricity, aluminum, zinc and nickel requirements or the selling price of hot roll carbon steel coils. We may designate some of these instruments as cash flow hedges and the effective portion of the changes in their fair value and settlements are recorded in accumulated other comprehensive income. Gains and losses are subsequently reclassified from accumulated other comprehensive income and recorded in cost of products sold or net sales in the same period as the earnings recognition of the associated underlying transaction. Other instruments are marked to market and recorded in cost of products sold or net sales with the offset recorded as current assets or accrued liabilities.

In addition, exchange rate fluctuations on monies we receive from European subsidiaries and other customers invoiced in European currencies create cash flow and income statement risks. To reduce these risks, we have entered a series of agreements to sell euros in the future at fixed dollar rates. These forward contracts are entered with durations up to twenty-four months. A typical contract is used as a cash flow hedge for the period that begins when an order is taken and ends when a sale is recognized, at which time it converts into a fair value hedge of a receivable we collect in euros. We do not designate these derivatives as hedges for accounting purposes and we recognize the change in fair value as expense or income in other income (expense).

We formally document all relationships between hedging instruments and hedged items, as well as risk management objectives and strategies for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability, firm commitment or forecasted transaction that has been designated as a hedged item, and state how the hedging instrument is expected to hedge the risks from that item. We formally measure effectiveness of hedging relationships both at the hedge inception and on an ongoing basis. We discontinue hedge accounting prospectively when we determine that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; when the derivative expires or is sold, terminated or exercised; when it is probable that the forecasted transaction will not occur; when a hedged firm commitment no longer meets the definition of a firm commitment; or when we determine that designation of the derivative as a hedge instrument is no longer appropriate. Our derivative contracts contain collateral funding requirements. We have master netting arrangements with counterparties, giving us the right to offset amounts owed under the derivative instruments and the collateral. We do not offset derivative assets and liabilities or collateral on our consolidated balance sheets.

Asbestos and Environmental Reserves
Asbestos and Environmental Accruals: For a number of years, we have been remediating sites where hazardous materials may have been released, including sites no longer owned by us. In addition, a number of lawsuits alleging asbestos exposure have been filed and continue to be filed against us. We have established accruals for estimated probable costs from asbestos claim settlements and environmental investigation, monitoring and remediation. If the accruals are not adequate to meet future claims, operating results and cash flows may be negatively affected. Our accruals do not consider the potential for insurance recoveries, for which we have partial insurance coverage for some future asbestos claims. In addition, some existing insurance policies covering asbestos and environmental contingencies may serve to partially reduce future covered expenditures.

New Accounting Pronouncements
New Accounting Pronouncements: The Financial Accounting Standards Board issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606), during the second quarter of 2014. Topic 606, as further amended by subsequent Accounting Standard Updates, affects virtually all aspects of an entity’s revenue recognition, including determining the measurement of revenue and the timing of when it is recognized for the transfer of goods or services to customers. Topic 606 is effective for annual reporting periods beginning after December 15, 2017. We are currently evaluating the effect of the adoption of Topic 606 on our financial position and results of operations.

The Financial Accounting Standards Board issued Accounting Standards Update No. 2015-02, Amendments to the Consolidation Analysis (“ASU 2015-02”), during the first quarter of 2015. ASU 2015-02 changes the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. ASU 2015-02 is effective for annual reporting periods beginning after December 15, 2015, unless early adoption is elected. We are currently evaluating the effect of the adoption of ASU 2015-02 on our financial position and results of operations, but we do not expect the adoption to have a material effect on our consolidated financial statements.

In April 2015 and August 2015, the Financial Accounting Standards Board issued accounting guidance to simplify the presentation of debt issuance costs by requiring that debt issuance costs from a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. We elected to early adopt this guidance during 2015 on a retrospective basis. As a result, $24.8 of debt issuance costs was presented as a reduction of long-term debt as of December 31, 2015 and we reclassified $30.5 from other non-current assets to long-term debt as of December 31, 2014.

In November 2015, the Financial Accounting Standards Board issued accounting guidance to simplify the presentation of deferred tax assets and liabilities by requiring that all amounts be presented in the balance sheet as noncurrent assets or liabilities. We elected to early adopt this guidance during 2015 on a retrospective basis. As a result, we reclassified $67.7 from other current assets to other non-current assets as of December 31, 2014.

Reclassifications		Reclassifications: We reclassified certain prior-year amounts to conform to the current-year presentation.